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                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   GOLD TRACK
                                GOLD TRACK SELECT

                        Supplement dated December 4, 2009

                      To the Prospectuses dated May 1, 2009

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Metropolitan Series Fund, Inc. To the extent that the Replacement Funds are not currently available as investment options under your Contract, such Replacement Funds will be added as investment options on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of contract holders. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitution, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitution will occur on or about April 30, 2010.

     The proposed substitution and adviser and/or sub-advisers for Gold Track Contracts ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-
ADVISER AS NOTED)                                               REPLACEMENT FUND AND SUB-ADVISER
----------------------------------------------------       ------------------------------------------
Legg Mason Western Asset Variable Money Market             BlackRock Money Market Portfolio (Class E)
Portfolio*                                            -->  BlackRock Advisors, LLC
Legg Mason Partners Fund Advisor, LLC
(Western Asset Management Company)

     The proposed substitution and adviser and/or sub-advisers for Gold Track Select Contracts ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-
ADVISER AS NOTED)                                               REPLACEMENT FUND AND SUB-ADVISER
----------------------------------------------------       ------------------------------------------
Legg Mason Western Asset Variable Money Market             BlackRock Money Market Portfolio (Class A)
Portfolio*                                            -->  BlackRock Advisors, LLC
Legg Mason Partners Fund Advisor, LLC
(Western Asset Management Company)

* Name change effective as of November 2, 2009. Formerly known as Legg Mason Partners Variable Money Market Portfolio as disclosed in the portfolio prospectus supplement dated September 18, 2009.

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Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitution, we will send you a prospectus for Metropolitan Series Fund, Inc. as well as notice of the actual date of the substitution and confirmation of transfer(s).

     Please contact your registered representative if you have any questions.

     THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

1300 Hall Boulevard
Bloomfield, CT 06002-2910